SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The financial statements of the Plan are prepared under the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates
Use of Estimates and Risks and Uncertainties
The preparation of financial statements in conformity with U.S. GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. The Plan invests in various investment instruments, including Company common stock which represents a concentration in investments. Investment securities, in general, are exposed to various risks, such as interest rate, credit, price, and market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements.

Risks and Uncertainties
Use of Estimates and Risks and Uncertainties
The preparation of financial statements in conformity with U.S. GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. The Plan invests in various investment instruments, including Company common stock which represents a concentration in investments. Investment securities, in general, are exposed to various risks, such as interest rate, credit, price, and market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company reviews the Plan’s valuation policies utilizing information provided by the investment advisers and Vanguard Fiduciary Trust Company (the trustee).

Purchases and sales of investments are recorded on a trade-date basis. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Net appreciation in fair value of investments includes both realized and unrealized gains and losses on investments.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis of accounting. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make note repayments and the Plan Administrator deems the participant note to be in default, the participant note balance is reduced and a benefit payment is recorded.

Administrative Expenses	Administrative Expenses Expenses incurred to administer the Plan are paid by the Company or using remaining forfeitures with the exception of recordkeeping fees, which are paid by the Plan.